Average Annual Total Returns - A C I Shares - JPMorgan Core Plus Bond Fund	Class A Past 1 Year	Class A Past 5 Years	Class A Past 10 Years	Class C Past 1 Year	Class C Past 5 Years	Class C Past 10 Years	Class I Past 1 Year	Class I Past 5 Years	Class I Past 10 Years	Class I Return After Taxes on Distributions Past 1 Year	Class I Return After Taxes on Distributions Past 5 Years	Class I Return After Taxes on Distributions Past 10 Years	Class I Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class I Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class I Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	BLOOMBERG BARCLAYS U.S. AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	BLOOMBERG BARCLAYS U.S. AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	BLOOMBERG BARCLAYS U.S. AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years
Total	3.56%	3.86%	3.87%	5.98%	3.99%	3.73%	7.92%	4.97%	4.47%	6.24%	3.60%	2.98%	4.88%	3.24%	2.82%	7.51%	4.44%	3.84%